Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements
The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

	December 31, 2015
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$56,848	$4,709	$61,557
U.S. Treasury and agency	23,015	16,678	—	39,693
Foreign corporate	—	23,222	3,573	26,795
RMBS	—	20,585	3,330	23,915
State and political subdivision	—	6,941	33	6,974
CMBS	—	6,361	218	6,579
ABS	—	5,699	868	6,567
Foreign government	—	3,331	275	3,606
Total fixed maturity securities	23,015	139,665	13,006	175,686
Equity securities	424	1,197	328	1,949
Trading and FVO securities:
Actively traded securities	—	400	4	404
FVO general account securities	—	—	15	15
FVO securities held by CSEs	—	2	10	12
Total trading and FVO securities	—	402	29	431
Short-term investments	1,513	3,882	200	5,595
Residential mortgage loans — FVO	—	—	314	314
Derivative assets: (1)
Interest rate	—	5,762	15	5,777
Foreign currency exchange rate	—	1,876	—	1,876
Credit	—	72	7	79
Equity market	15	282	117	414
Total derivative assets	15	7,992	139	8,146
Net embedded derivatives within asset host contracts (2)	—	—	712	712
Separate account assets (3)	23,498	110,921	1,520	135,939
Total assets	$48,465	$264,059	$16,248	$328,772
Liabilities
Derivative liabilities: (1)
Interest rate	$2	$1,224	$—	$1,226
Foreign currency exchange rate	—	1,665	—	1,665
Credit	—	17	2	19
Equity market	—	358	160	518
Total derivative liabilities	2	3,264	162	3,428
Net embedded derivatives within liability host contracts (2)	—	—	526	526
Long-term debt	—	50	36	86
Long-term debt of CSEs — FVO	—	—	11	11
Trading liabilities (4)	103	50	—	153
Total liabilities	$105	$3,364	$735	$4,204

	December 31, 2014
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$60,420	$4,937	$65,357
U.S. Treasury and agency	21,625	17,445	—	39,070
Foreign corporate	—	26,227	3,591	29,818
RMBS	—	24,534	3,629	28,163
State and political subdivision	—	6,520	—	6,520
CMBS	—	7,464	449	7,913
ABS	—	6,734	1,492	8,226
Foreign government	—	3,642	202	3,844
Total fixed maturity securities	21,625	152,986	14,300	188,911
Equity securities	584	1,266	215	2,065
Trading and FVO securities:
Actively traded securities	22	627	5	654
FVO general account securities	—	22	14	36
FVO securities held by CSEs	—	3	12	15
Total trading and FVO securities	22	652	31	705
Short-term investments (5)	860	3,091	230	4,181
Residential mortgage loans — FVO	—	—	308	308
Derivative assets: (1)
Interest rate	—	5,524	17	5,541
Foreign currency exchange rate	—	1,010	7	1,017
Credit	—	125	13	138
Equity market	10	279	119	408
Total derivative assets	10	6,938	156	7,104
Net embedded derivatives within asset host contracts (2)	—	—	657	657
Separate account assets (3)	26,119	111,601	1,615	139,335
Total assets	$49,220	$276,534	$17,512	$343,266
Liabilities
Derivative liabilities: (1)
Interest rate	$—	$1,214	$—	$1,214
Foreign currency exchange rate	—	971	—	971
Credit	—	15	1	16
Equity market	—	382	149	531
Total derivative liabilities	—	2,582	150	2,732
Net embedded derivatives within liability host contracts (2)	—	7	724	731
Long-term debt	—	82	35	117
Long-term debt of CSEs — FVO	—	—	13	13
Trading liabilities (4)	215	24	—	239
Total liabilities	$215	$2,695	$922	$3,832
______________

(1)
Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)
Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($142) million and ($150) million, respectively.

(3)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4)	Trading liabilities are presented within other liabilities on the consolidated balance sheets.

(5)
Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2015				December 31, 2014				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)	(65)	-	240	37	(40)	-	240	39	Decrease
			•	Offered quotes (5)	39	-	96	60	64	-	130	96	Increase
	•	Market pricing	•	Quoted prices (5)	—	-	385	125	—	-	590	126	Increase
	•	Consensus pricing	•	Offered quotes (5)	100	-	119	103	98	-	126	101	Increase
RMBS	•	Market pricing	•	Quoted prices (5)	19	-	121	92	22	-	120	97	Increase (6)
ABS	•	Market pricing	•	Quoted prices (5)	16	-	103	100	15	-	110	100	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	97	-	105	99	56	-	106	98	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	307	-	307		290	-	290		Increase (11)
Foreign currency exchange rate	•	Present value techniques	•	Correlation (8)	—	-	—		40%	-	55%		Increase (11)
Credit	•	Present value techniques	•	Credit spreads (9)	98	-	100		98	-	100		Decrease (9)
	•	Consensus pricing	•	Offered quotes (10)
Equity market	•	Present value techniques or option pricing models	•	Volatility (12)	17%	-	36%		15%	-	27%		Increase (11)
			•	Correlation (8)	70%	-	70%		70%	-	70%
Embedded derivatives
Direct, assumed and ceded guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.09%		0%	-	0.10%		Decrease (13)
				Ages 41 - 60	0.04%	-	0.65%		0.04%	-	0.65%		Decrease (13)
				Ages 61 - 115	0.26%	-	100%		0.26%	-	100%		Decrease (13)
			•	Lapse rates:
				Durations 1 - 10	0.25%	-	100%		0.50%	-	100%		Decrease (14)
				Durations 11 - 20	3%	-	100%		3%	-	100%		Decrease (14)
				Durations 21 - 116	3%	-	100%		3%	-	100%		Decrease (14)
			•	Utilization rates	0%	-	25%		20%	-	50%		Increase (15)
			•	Withdrawal rates	0.25%	-	10%		0.07%	-	10%		(16)
			•	Long-term equity volatilities	17.40%	-	25%		17.40%	-	25%		Increase (17)
			•	Nonperformance risk spread	0.04%	-	0.52%		0.03%	-	0.46%		Decrease (18)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)
The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)	At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)	Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2015				December 31, 2014				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)	(65)	-	240	37	(40)	-	240	39	Decrease
			•	Offered quotes (5)	39	-	96	60	64	-	130	96	Increase
	•	Market pricing	•	Quoted prices (5)	—	-	385	125	—	-	590	126	Increase
	•	Consensus pricing	•	Offered quotes (5)	100	-	119	103	98	-	126	101	Increase
RMBS	•	Market pricing	•	Quoted prices (5)	19	-	121	92	22	-	120	97	Increase (6)
ABS	•	Market pricing	•	Quoted prices (5)	16	-	103	100	15	-	110	100	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	97	-	105	99	56	-	106	98	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	307	-	307		290	-	290		Increase (11)
Foreign currency exchange rate	•	Present value techniques	•	Correlation (8)	—	-	—		40%	-	55%		Increase (11)
Credit	•	Present value techniques	•	Credit spreads (9)	98	-	100		98	-	100		Decrease (9)
	•	Consensus pricing	•	Offered quotes (10)
Equity market	•	Present value techniques or option pricing models	•	Volatility (12)	17%	-	36%		15%	-	27%		Increase (11)
			•	Correlation (8)	70%	-	70%		70%	-	70%
Embedded derivatives
Direct, assumed and ceded guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.09%		0%	-	0.10%		Decrease (13)
				Ages 41 - 60	0.04%	-	0.65%		0.04%	-	0.65%		Decrease (13)
				Ages 61 - 115	0.26%	-	100%		0.26%	-	100%		Decrease (13)
			•	Lapse rates:
				Durations 1 - 10	0.25%	-	100%		0.50%	-	100%		Decrease (14)
				Durations 11 - 20	3%	-	100%		3%	-	100%		Decrease (14)
				Durations 21 - 116	3%	-	100%		3%	-	100%		Decrease (14)
			•	Utilization rates	0%	-	25%		20%	-	50%		Increase (15)
			•	Withdrawal rates	0.25%	-	10%		0.07%	-	10%		(16)
			•	Long-term equity volatilities	17.40%	-	25%		17.40%	-	25%		Increase (17)
			•	Nonperformance risk spread	0.04%	-	0.52%		0.03%	-	0.46%		Decrease (18)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)
The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)	At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)	Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value, Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	Corporate (1)	U.S. Treasury and Agency	Structured (2)	State and Political Subdivision	Foreign Government	Equity Securities	Trading and FVO Securities (3)
	(In millions)
Balance, January 1, 2014	$8,467	$62	$5,469	$—	$274	$328	$26
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	(5)	—	12	—	(49)	7	—
Total realized/unrealized gains (losses) included in AOCI	218	—	103	—	22	2	—
Purchases (6)	1,763	—	2,740	—	—	19	5
Sales (6)	(1,154)	—	(1,306)	—	(115)	(59)	(8)
Issuances (6)	—	—	—	—	—	—	—
Settlements (6)	—	—	—	—	—	—	—
Transfers into Level 3 (7)	206	—	84	—	70	—	13
Transfers out of Level 3 (7)	(967)	(62)	(1,532)	—	—	(82)	(5)
Balance, December 31, 2014	8,528	—	5,570	—	202	215	31
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	38	—	101	—	1	12	(1)
Total realized/unrealized gains (losses) included in AOCI	(399)	—	(67)	—	(1)	(53)	—
Purchases (6)	1,546	—	1,393	33	120	127	—
Sales (6)	(1,018)	—	(1,205)	—	(1)	(61)	(1)
Issuances (6)	—	—	—	—	—	—	—
Settlements (6)	—	—	—	—	—	—	—
Transfers into Level 3 (7)	635	—	32	—	—	88	—
Transfers out of Level 3 (7)	(1,048)	—	(1,408)	—	(46)	—	—
Balance, December 31, 2015	$8,282	$—	$4,416	$33	$275	$328	$29
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2013: (8)	$(39)	$—	$31	$—	$4	$(17)	$5
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2014: (8)	$(4)	$—	$42	$—	$1	$(5)	$—
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2015: (8)	$7	$—	$102	$—	$1	$—	$—
Gains (Losses) Data for the year ended December 31, 2013
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	$(56)	$—	$31	$—	$6	$(10)	$11
Total realized/unrealized gains (losses) included in AOCI	$(33)	$(3)	$115	$—	$(45)	$79	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Short-term Investments	Residential Mortgage Loans - FVO	Separate Account Assets (9)	Net Derivatives (10)	Net Embedded Derivatives (11)	Long-term Debt	Long-term Debt of CSEs - FVO
	(In millions)
Balance, January 1, 2014	$175	$338	$1,209	$36	$48	$(43)	$(28)
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	(1)	20	102	1	(144)	—	(1)
Total realized/unrealized gains (losses) included in AOCI	—	—	—	40	—	—	—
Purchases (6)	230	124	527	111	—	—	—
Sales (6)	(156)	(120)	(376)	—	—	—	—
Issuances (6)	—	—	81	(159)	—	(30)	—
Settlements (6)	—	(54)	(28)	(23)	29	20	16
Transfers into Level 3 (7)	—	—	144	—	—	—	—
Transfers out of Level 3 (7)	(18)	—	(44)	—	—	18	—
Balance, December 31, 2014	230	308	1,615	6	(67)	(35)	(13)
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	—	20	15	(27)	447	—	—
Total realized/unrealized gains (losses) included in AOCI	—	—	—	(2)	—	—	—
Purchases (6)	200	136	348	3	—	—	—
Sales (6)	—	(121)	(344)	—	—	—	—
Issuances (6)	—	—	98	—	—	(38)	—
Settlements (6)	—	(29)	(60)	(3)	(194)	37	2
Transfers into Level 3 (7)	—	—	1	—	—	—	—
Transfers out of Level 3 (7)	(230)	—	(153)	—	—	—	—
Balance, December 31, 2015	$200	$314	$1,520	$(23)	$186	$(36)	$(11)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2013: (8)	$1	$1	$—	$(29)	$115	$—	$(2)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2014: (8)	$—	$20	$—	$8	$(115)	$—	$(1)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at December 31, 2015: (8)	$—	$20	$—	$(24)	$461	$—	$—
Gains (Losses) Data for the year ended December 31, 2013
Total realized/unrealized gains (losses) included in net income (loss) (4) (5)	$(23)	$1	$42	$(35)	$102	$—	$(2)
Total realized/unrealized gains (losses) included in AOCI	$19	$—	$—	$(44)	$—	$—	$—
______________

(1)	Comprised of U.S. and foreign corporate securities.

(2)	Comprised of RMBS, CMBS, and ABS.

(3)	Comprised of Actively traded securities, FVO general account securities and FVO securities held by CSEs.

(4)
Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans — FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(5)	Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(6)	Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(7)
Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(8)
Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(9)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(10)	Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(11)	Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value Option
The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

	December 31,
	2015	2014
	(In millions)
Unpaid principal balance	$436	$436
Difference between estimated fair value and unpaid principal balance	(122)	(128)
Carrying value at estimated fair value	$314	$308
Loans in non-accrual status	$122	$125
The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

	Long-term Debt		Long-term Debt of CSEs - FVO
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(In millions)
Contractual principal balance	$82	$115	$24	$26
Difference between estimated fair value and contractual principal balance	4	2	(13)	(13)
Carrying value at estimated fair value (1)	$86	$117	$11	$13

______________

(1)	Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

Nonrecurring Fair Value Measurements
The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

	At December 31,			Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	Carrying Value After Measurement			Gains (Losses)
	(In millions)
Mortgage loans (1)	$40	$94	$175	$(1)	$2	$24
Other limited partnership interests (2)	$57	$109	$71	$(31)	$(70)	$(40)
______________

(1)
Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)
For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

	December 31, 2015
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$53,408	$—	$—	$54,969	$54,969
Policy loans	$8,134	$—	$330	$9,539	$9,869
Real estate joint ventures	$12	$—	$—	$39	$39
Other limited partnership interests	$467	$—	$—	$553	$553
Other invested assets	$2,372	$—	$2,197	$202	$2,399
Premiums, reinsurance and other receivables	$13,879	$—	$229	$14,610	$14,839
Liabilities
Policyholder account balances	$71,331	$—	$—	$73,506	$73,506
Long-term debt	$1,618	$—	$1,912	$—	$1,912
Other liabilities	$19,545	$—	$323	$19,882	$20,205
Separate account liabilities	$60,767	$—	$60,767	$—	$60,767

	December 31, 2014
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$48,751	$—	$—	$50,992	$50,992
Policy loans	$8,491	$—	$796	$9,614	$10,410
Real estate joint ventures	$30	$—	$—	$54	$54
Other limited partnership interests	$635	$—	$—	$819	$819
Other invested assets	$2,385	$—	$2,270	$220	$2,490
Premiums, reinsurance and other receivables	$13,845	$—	$94	$14,607	$14,701
Liabilities
Policyholder account balances	$73,225	$—	$—	$75,481	$75,481
Long-term debt	$1,897	$—	$2,029	$268	$2,297
Other liabilities	$20,139	$—	$609	$20,133	$20,742
Separate account liabilities	$60,840	$—	$60,840	$—	$60,840